Business and Presentation (Details Textual) (USD $)	1 Months Ended	3 Months Ended		12 Months Ended			10 Months Ended	12 Months Ended											142 Months Ended		3 Months Ended
	Feb. 29, 2012	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2000 Aldagen Inc [Member]	Dec. 31, 2011 Aldagen Inc [Member]	Dec. 31, 2010 Aldagen Inc [Member]	Dec. 31, 2009 Aldagen Inc [Member]	Dec. 31, 2008 Aldagen Inc [Member]	Dec. 31, 2007 Aldagen Inc [Member]	Dec. 31, 2006 Aldagen Inc [Member]	Dec. 31, 2005 Aldagen Inc [Member]	Dec. 31, 2004 Aldagen Inc [Member]	Dec. 31, 2003 Aldagen Inc [Member]	Dec. 31, 2002 Aldagen Inc [Member]	Dec. 31, 2001 Aldagen Inc [Member]	Dec. 31, 2011 Aldagen Inc [Member]	Mar. 02, 2000 Aldagen Inc [Member]	Mar. 31, 2013 United States [Member]	Mar. 31, 2012 United States [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount				39,497,770	27,441,220																27,345,975	22,739,002
Entity Wide Disclosure On Geographic Areas Revenue From External Customers Attributed To Foreign Countries Percentage		82.00%		85.00%
Proceeds from issuance of common stock, net	$ 5,000,000	$ 4,851,738	$ 6,026,000	$ 9,493,906	$ 3,774,330			$ 0	$ 1,000										$ 52,227
Revenues		2,253,129	1,686,392	7,241,392	5,902,120			623,352	660,657										2,432,092
Total stockholders' equity		39,797,952		38,003,911	3,281,583	(79,252)	(282,118)	(74,302,306)	(63,709,391)	(50,356,201)	(38,546,251)	(25,089,208)	(16,403,561)	(23,943,914)	(17,311,595)	(11,553,643)	(6,282,950)	(2,537,855)	(74,302,306)	0
Net loss attributable to common stockholders		(5,338,569)	(4,723,645)	(19,798,058)	(3,510,515)		(275,472)	(6,795,564,000)	(9,716,014)	(8,986,202)	(10,179,446)	(6,701,446)	(5,776,177)	(7,134,005)	(4,654,695)	(4,505,763)	(3,572,625)	(1,988,196)	(70,285,605)
Working Capital Deficiency								$ 12,395,421											$ 12,395,421